Financial income (Tables)1	12 Months Ended
Dec. 31, 2018
Other operating income
Schedule of financial income

DKK thousand	2018	2017	2016
Interest income from financial assets measured at amortized costs	4,263	2,048	592
Fair value adjustments of securities	0	74	0
Exchange rate adjustments	4,705	0	0
Dividend, securities	1,020	0	0
Total financial income	9,988	2,122	592